Trade Receivables, Other Receivables and Prepayments - Schedule of the Aging Analysis of Trade Receivables (Details) - USD ($)	Sep. 30, 2025	Mar. 31, 2025
Schedule of the Aging Analysis of Trade Receivables [Line Items]
Total trade receivables	$ 5,092,957	$ 4,655,951
Less than 90 days [Member]
Schedule of the Aging Analysis of Trade Receivables [Line Items]
Total trade receivables	2,449,089	2,589,404
90-180 days [Member]
Schedule of the Aging Analysis of Trade Receivables [Line Items]
Total trade receivables	1,284,881	1,408,516
180-365 days [Member]
Schedule of the Aging Analysis of Trade Receivables [Line Items]
Total trade receivables	1,140,475	658,031
>365 days [Member]
Schedule of the Aging Analysis of Trade Receivables [Line Items]
Total trade receivables	$ 218,512